Annual Fund Operating Expenses	Oct. 28, 2026
The U.S. Equity Portfolio | The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.13%	[1]
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.18%	[2]
The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.28%	[3]
The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.30%	[4]
The International Equity Portfolio | The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.15%	[5]
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.24%
Expenses (as a percentage of Assets)	0.44%	[6]
The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	0.63%	[7]
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.18%	[8]
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.55%	[9]
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.30%	[10]
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.56%	[11]

[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[5]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[6]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[7]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[8]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[9]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[10]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
[11]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.